Segment Information (Disclosure of information about segment information) (Details) - CAD ($)	Apr. 30, 2023	Apr. 30, 2022
Disclosure of operating segments [line items]
Non-current assets	$ 164,582,343	$ 119,094,608
Canada [Member]
Disclosure of operating segments [line items]
Non-current assets	1,465,890	0
Mexico [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 163,116,453	$ 119,094,608